NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	2,926,944	4,281,474	5,443,094
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,139,377,763	1,104,899,411	1,104,199,740
Net income per share attributable to ordinary shareholders of the Company - basic	2.57	3.88	4.93
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	2,926,944	4,281,474	5,443,094
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,139,377,763	1,104,899,411	1,104,199,740
Dilutive effect of share options and restricted share units	11,643,934	14,754,160	16,278,443
Weighted average number of ordinary shares outstanding - diluted	1,151,021,697	1,119,653,571	1,120,478,183
Net income per share attributable to ordinary shareholders of the Company - diluted	2.54	3.82	4.86